General information and significant accounting policies - Going concern (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
Cash and cash equivalents			$ 751,955	$ 332,580	$ 355,551	$ 376,870
Undrawn borrowing facilities			$ 783,900
Number of vessels | vessel			1
Borrowings			$ 619,204	861,967
Payments of lease liabilities, classified as financing activities			$ 0	$ 0	$ 516,127
Unsecured Senior Notes Due 2025
Disclosure of attribution of expenses by nature to their function [line items]
Repayments		$ 70,600
Lease option to purchase option exercised | Ocean Yield Lease Financing | STI Symphony
Disclosure of attribution of expenses by nature to their function [line items]
Payments of lease liabilities, classified as financing activities	$ 18,900
Vessels
Disclosure of attribution of expenses by nature to their function [line items]
Number of vessels | vessel			93	99
Vessels | Repayment Of Debt Obligation | Ocean Yield Lease Financing | STI Symphony
Disclosure of attribution of expenses by nature to their function [line items]
Payments of lease liabilities, classified as financing activities	$ 18,900